Earnings per share (EPS) (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share, Basic [Abstract]
Schedule Of Earnings per share, Basic
	December 31,2013	December 31, 2014	December 31,2015
	Basic EPS	Basic EPS	Basic EPS
Net income	$103,087	$115,087	$143,764
Less: paid and accrued earnings allocated to Preferred Stock	(1,536)	(11,909)	(17,903)
Net income available to common stockholders	101,551	103,178	125,861
Weighted average number of common shares, basic and diluted	74,800,000	74,800,000	75,027,474
Earnings per common share, basic and diluted	$1.36	$1.38	$1.68